TO OUR SHAREHOLDERS                                                JULY 30, 1999


We are pleased to present MassMutual Corporate Investors' report for the second quarter of 1999, and to announce that the quarterly dividend was increased to 43 cents per share from the 41 cents per share paid in the previous quarter. The dividend is payable on August 13, 1999 to shareholders of record on July 30, 1999.

The Trust had a good quarter with net assets increasing to $209,184,815 or $24.36 per share at June 30, 1999 from $200,859,398 or $23.39 per share on March 31, 1999. As the table below indicates, in terms of income and gain, the Trust is performing well.


                            Quarter        Per         Quarter        Per      YTD Ended        Per     YTD Ended         Per
                         Ended 6/30/99    Share     Ended 6/30/98    Share      6/30/99        Share     6/30/98         Share
                         -------------    -----     -------------    -----      -------        -----     -------         -----
Net Asset Value           209,184,815     24.36      215,605,563     25.16    209,184,815      24.36   215,605,563       25.16

Realized Gains              6,709,535      0.78        2,261,313      0.26    19,199,638       2.24     9,193,310        1.07

Net Income                  3,856,236      0.45        3,260,991      0.38     7,664,324       0.89     6,696,328        0.78

The Trust's total return for the quarter was 5.94%. By comparison, the table below shows the returns for the Russell 2000 and Merrill Lynch High Yield indexes, indexes with similar investments to the Trust, and the S&P 500 and Lehman Government/Corporate indexes, which are good proxies for the stock and bond markets respectively.


                                             Total Return for   Total Return for
                                               the quarter           the YTD
                                               ended 6/30/99      ended 6/30/99
                                               -------------      -------------
MassMutual Corporate Investors*                    5.94%               3.81%
Lehman Government/Corporate Bond Index            -1.09%              -2.27%
Merrill Lynch High Yield Index                     0.67%               1.76%
S&P 500 Index                                      7.05%              12.38%
Russell 2000 Index                                15.55%               9.28%

*Based on the change in net asset value with reinvestment of dividends.

New private placement investments were made during the quarter in Alpha Shirt Company, Magnetic Data Technologies, Inc., NPC, Inc. and Safety Speed Cut Manufacturing Company, Inc. The fixed income component of these investments carried a weighted average coupon of approximately 12%. (A brief description of these investments is provided in the Schedule of Investments).

Of the gains taken in the quarter, $4.5 million were from private placement securities, mostly from the sale of the common stock of Supreme Industries. We also realized over $2.2 million from the sale of public securities. Of the $2.24 per share of realized gains, $.54 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

During the quarter, the Trustees elected Stuart H. Reese as Trustee and Chairman of the Board, replacing Richard G. Dooley, who was elected Vice Chairman. Mr. Reese was the former President of the Trust. Additionally, I was elected President of the Trust. Previously, I was Senior Vice President.

As of June 30, 1999, MassMutual's critical computer technology hardware and software, including applications supporting the Trust, continued to be "Year 2000 Compliant" according to MassMutual Y2K certification standards. MassMutual continues to seek assurances from vendors, customers, service providers, governments and others, to determine their Year 2000 readiness. MassMutual will consider the responses to these inquiries in the development of any contingency plans needed for Year 2000.

Thank you for your continued interest in and support of Corporate Investors.

Sincerely,


/s/ Robert E. Joyal

Robert E. Joyal
President


                                                                                      MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999 and 1998 (Unaudited)


                                                                                         1999                    1998
                                                                                    --------------          -------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
 Corporate restricted securities at fair value
  (Cost 1999 - $173,241,167; 1998 - $156,823,176)                                    $ 171,777,779          $ 176,835,540
 Corporate public securities at market value
  (Cost 1999 - $54,789,028; 1998 - $46,761,118)                                         52,146,286             51,574,409
 Short-term securities at cost plus earned discount which
  approximates market value                                                              1,770,000              4,474,649
                                                                                    --------------          -------------
                                                                                       225,694,065            232,884,598
Cash                                                                                       201,311                427,625
Interest and dividends receivable, net                                                   4,560,375              3,688,610
Receivable for investments sold                                                            235,903              1,570,858
Other assets                                                                                 8,085                 16,212
                                                                                    --------------          -------------
    Total assets                                                                     $ 230,699,739          $ 238,587,903
                                                                                    --------------          -------------

Liabilities:
Payable for investments purchased                                                    $     728,368          $   1,965,152
Management fee payable (Note 3)                                                            524,273                808,521
Note payable (Note 4A)                                                                  20,000,000             20,000,000
Interest payable (Note 4)                                                                  136,211                136,211
Accrued expenses                                                                            95,287                 72,456
Accounts payable                                                                            30,785                     --
                                                                                    --------------          -------------
    Total liabilities                                                                   21,514,924             22,982,340
                                                                                    --------------          -------------

Net Assets:
Common shares, par value $1.00 per share; an unlimited number authorized                 8,587,495              8,569,162
Additional paid-in capital                                                              96,064,219             95,644,211
Retained net realized gain on investments, prior years                                  84,272,696             73,493,073
Undistributed net investment income (Note 2D)                                            4,913,568              3,862,019
Undistributed net realized gain on investments                                          19,452,967              9,211,443
Net unrealized appreciation/depreciation of investments (Notes 2A, 2B and 5)            (4,106,130)            24,825,655
                                                                                    --------------          -------------
    Total net assets                                                                   209,184,815            215,605,563
                                                                                    --------------          -------------
    Total liabilities and net assets                                                 $ 230,699,739          $ 238,587,903
                                                                                    --------------          -------------
Common shares issued and outstanding                                                     8,587,495              8,569,162
                                                                                    --------------          -------------

Net asset value per share                                                            $       24.36          $       25.16
                                                                                    --------------          -------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

                                                                                        MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF OPERATIONS

For the six months ended June 30, 1999 and 1998 (Unaudited)

                                                                                          1999                   1998
                                                                                      ------------           ------------
Investment Income (Note 2B):
Interest                                                                              $  9,181,237           $  8,602,363
Dividends                                                                                  291,977                382,008
                                                                                      ------------           ------------
    Total income                                                                         9,473,214              8,984,371
                                                                                      ------------           ------------

Expenses:
Management fee (Note 3)                                                                  1,027,852              1,600,884
Trustees' fees and expenses                                                                 69,773                 65,155
Transfer Agent/Registrar's expenses                                                         54,000                 30,000
Interest (Note 4)                                                                          533,000                533,000
Reports to shareholders                                                                     24,000                 12,000
Audit and legal                                                                             27,504                 27,514
Other                                                                                       72,761                 19,490
                                                                                      ------------           ------------
    Total expenses                                                                       1,808,890              2,288,043
                                                                                      ------------           ------------

Net investment income (1999 - $.89 per share; 1998 - $.78 per share)                     7,664,324              6,696,328
                                                                                      ------------           ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                        19,199,638              9,193,310
Net change in unrealized appreciation/depreciation of investments                      (19,177,677)             8,912,203
                                                                                      ------------           ------------
    Net gain on investments                                                                 21,961             18,105,513
                                                                                      ------------           ------------

Net increase in net assets resulting from operations                                  $  7,686,285           $ 24,801,841
                                                                                      ------------           ------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS                                                                  MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 1999 and 1998
(Unaudited)
                                                                                         1999                   1998
                                                                                     ------------           ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                                     $  8,487,299           $  8,501,895
 Interest expense paid                                                                   (533,000)              (533,000)
 Operating expenses paid                                                               (1,270,114)            (1,750,052)
 Federal income tax paid                                                               (5,820,900)            (8,639,902)
                                                                                     ------------           ------------
   Net cash provided by (used for) operating activities                                   863,285             (2,421,059)
                                                                                     ------------           ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                         6,664,140             (1,587,745)
 Purchase of portfolio securities                                                     (68,850,812)           (58,337,903)
 Proceeds from disposition of portfolio securities                                     67,086,076             71,985,147
                                                                                     ------------           ------------
   Net cash provided by investing activities                                            4,899,404             12,059,499
                                                                                     ------------           ------------

   Net cash provided by operating and investing activities                              5,762,689              9,638,440
                                                                                     ------------           ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment of dividends                           --              1,365,931
 Cash dividends paid from net investment income                                        (6,907,115)            (6,189,199)
 Cash dividends paid from net realized gain on investments                             (2,710,879)            (4,467,858)
                                                                                     ------------           ------------
   Net cash used for financing activities                                              (9,617,994)            (9,291,126)
                                                                                     ------------           ------------

Net increase (decrease) in cash                                                        (3,855,305)               347,314
Cash - beginning of year                                                                4,056,616                 80,311
                                                                                     ------------           ------------
Cash - end of period                                                                 $    201,311           $    427,625
                                                                                     ------------           ------------

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                                 $  7,686,285           $ 24,801,841
                                                                                     ------------           ------------

 (Increase) decrease in investments                                                     2,808,484             (6,798,062)
 Increase in interest and dividends receivable, net                                      (602,926)              (118,221)
 (Increase) decrease in receivable for investments sold                                   965,687             (1,411,146)
 Increase in other assets                                                                  (8,085)               (16,212)
 Increase in payable for investments purchased                                            728,368              1,815,152
 Increase in management fee payable                                                        12,424                 85,301
 Decrease in accrued expenses                                                             (37,433)               (80,311)
 Increase in accounts payable                                                              30,785                     --
 Decrease in accrued taxes                                                             (5,820,900)            (8,639,902)
                                                                                     ------------           ------------

   Total adjustments to net assets from operations                                     (1,923,596)           (15,163,401)
                                                                                     ------------           ------------

   Net cash provided by operating and investing activities                           $  5,762,689           $  9,638,440
                                                                                     ------------           ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
4



                                                                                         MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED STATEMENT OF
CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and 1998
(Unaudited)

                                                                                            1999                   1998
                                                                                       -------------           -------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                                 $   7,664,324           $   6,696,328
 Net realized gain on investments                                                         19,199,638               9,193,310
 Net change in unrealized appreciation/depreciation of investments                       (19,177,677)              8,912,203
                                                                                       -------------           -------------

 Net increase in net assets resulting from operations                                      7,686,285              24,801,841

 Increase in receipts for shares issued on reinvestment of dividends                              --               1,365,931

 Dividends to shareholders from:
  Net investment income (1999 - $.41 per share; 1998 - $.40 per share)                    (3,520,873)             (3,420,627)
                                                                                       -------------           -------------

    Total increase                                                                         4,165,412              22,747,145

Net Assets, beginning of year                                                            205,019,403             192,858,418
                                                                                       -------------           -------------

Net Assets, end of period (including undistributed net investment
 income in 1999 - $4,913,784; 1998 - $3,862,019)                                       $ 209,184,815           $ 215,605,563
                                                                                       =============           =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SELECTED PER SHARE DATA

Selected data for each common share outstanding for the periods ended:

                                                                                       For the
                                                                                      six months            For the
                                                                                     ended 6/30/99         year ended
                                                                                      (Unaudited)           12/31/98
                                                                                     -------------        ------------
Net asset value:
 Beginning of year                                                                    $    23.87           $    22.65
                                                                                      -----------          -----------
Net investment income                                                                        .89                 1.62
Net realized and unrealized gain on investments                                              .01                 1.51
                                                                                      -----------          -----------
Total from investment operations                                                             .90                 3.13
                                                                                      -----------          -----------

Dividends from net investment income to common shareholders                                (0.41)               (1.60)
Distributions from net realized gain on investments to common shareholders                    --                 (.31)
                                                                                      -----------          -----------
Total distributions                                                                        (0.41)               (1.91)
                                                                                      -----------          -----------

Net asset value:
 End of period                                                                        $    24.36           $    23.87
                                                                                      ===========          ===========

Per share market value:
 End of period                                                                        $    22.38           $    23.31
                                                                                      ===========          ===========
Total investment return:
 Market value                                                                              (2.25)%*               .77%
 Net asset value                                                                            3.81%*              17.12%

Net assets (in millions):
 End of period                                                                        $   209.18           $   205.02

Ratio of operating expenses to average net assets                                            .62%*               1.62%

Ratio of interest expenses to average net assets                                             .26%*                .52%

Ratio of total expenses to average net assets                                                .88%*               2.14%

Ratio of net investment income to average net assets                                        3.74%*               6.76%

Portfolio turnover                                                                         30.43%*              60.14%

*Percentages represent results for the period and are not annualized.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  MASSMUTUAL CORPORATE INVESTORS

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                    Fair Value                    Fair Value
                                                          Principal     Acquisition   at Acquisition     Cost         at 6/30/99
Corporate Restricted Securities - 82.12%: (A)               Amount          Date           Date        (Note 2B)       (Note 2A)
                                                        --------------  -----------   --------------   ---------      ----------
Private Placement Investments - 76.95%

A T I Acquisition Corporation
A manufacturer of disposable nonwoven protection
products.
  Senior Floating Rate Revolving Credit Note
  due 2003                                               $     493,183     12/16/98     $  493,183     $  493,182     $  493,183
  10% Senior Secured Note due 2006                       $   2,068,183     12/16/98      2,068,183      2,068,183      1,997,037
  12% Subordinated Note due 2008                         $   1,590,910     12/16/98      1,581,365      1,495,455      1,515,819
  Common Stock (B)                                        318,182 shs.     12/16/98        318,182        318,182        254,546
  Warrant, exercisable until 2008, to purchase
  common stock at $1 per share (B)                        227,273 shs.     12/16/98         95,452         95,455          2,273
                                                                                        ----------     ----------     ----------
                                                                                         4,556,365      4,470,457      4,262,858
                                                                                        ----------     ----------     ----------

AccTech, LLC
A designer and marketer of specialized cleaning
products
  Senior Floating Rate Revolving Credit Note
  due 2002 (B)                                           $     812,520     10/31/96        812,520        812,520         40,626
  Senior Secured Series A Floating Rate Note
  due 2002 (B)                                           $     693,444     10/31/96        683,050        693,444         34,672
  10.1% Senior Secured Series A Note due 2002 (B)        $   1,040,167     10/31/96      1,013,538      1,040,167         52,008
  12% Senior Secured Series B Note due 2004 (B)          $   1,098,000     10/31/96      1,155,206        988,200         54,900
  Membership Interests (B)                                      5 int.     10/31/96        264,080        146,736             --
  Warrant, exercisable until 2004, to purchase
  membership interests at $.01 per interest (B)                 3 int.     10/31/96             --        109,800             --
                                                                                        ----------     ----------     ----------
                                                                                         3,928,394      3,790,867        182,206
                                                                                        ----------     ----------     ----------

Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers
  7% Redeemable Series B Preferred Stock                    1,872 shs.     10/31/97        182,427      1,846,810      1,705,333
  Warrant, exercisable until 2005, to purchase
  Class A common stock at $.01 per share (B)                6,447 shs.     10/31/97             64         25,005             64
                                                                                        ----------     ----------     ----------
                                                                                           182,491      1,871,815      1,705,397
                                                                                        ----------     ----------     ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                      MASSMUTUAL CORPORATE INVESTORS


June 30, 1999
(Unaudited)

                                                         Shares, Units,
                                                           Warrants or                  Fair Value                    Fair Value
                                                            Principal    Acquisition  at Acquisition      Cost        at 6/30/99
Corporate Restricted Securities: (A) (Continued)             Amount          Date          Date         (Note 2B)      (Note 2A)
                                                        --------------  -----------   --------------   ---------      ----------
Alpha Shirt Company
A domestic distributor of imprintable
apparel and other related items.
  12% Senior Subordinated Note due 2007                  $   3,181,500      4/30/99     $3,162,411     $2,709,716     $3,100,372
  Common Stock (B)                                          1,060 shs.      4/30/99        953,955      1,059,950        953,955
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                          576 shs.      4/30/99              6        477,225              6
                                                                                        ----------     ----------     ----------
                                                                                         4,116,372      4,246,891      4,054,333
                                                                                        ----------     ----------     ----------

America's Body Co./LCP Holding Co.
A designer and manufacturer of commercial
work vehicles
  12% Senior Subordinated Note due 2007                  $   3,500,000      11/2/98      2,986,665      3,006,332      3,354,050
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                           58 shs.      11/2/98        513,333        513,333              1
                                                                                        ----------     ----------     ----------
                                                                                         3,499,998      3,519,665      3,354,051
                                                                                        ----------     ----------     ----------

Applied Process Solutions, Inc.
An engineer and manufacturer of process systems
for the oil and gas industry
  Common Stock (B)                                            297 shs.     10/26/95            297             --         48,017
  Limited Partnership Interests of Maloney
  Industries, Inc. (B)                                        568 uts.     10/20/95        506,250        665,856         85,909
  Limited Partnership Interests of APS
  Growth LLC (B)                                          800,000 uts.      9/28/98        682,583        800,000        640,000
                                                                                        ----------     ----------     ----------
                                                                                         1,189,130      1,465,856        773,926
                                                                                        ----------     ----------     ----------

Ardent Software, Inc. - O.T.C
A manufacturer and distributor of database
management software
  Common Stock (B)                                         43,002 shs.     12/14/95        129,006        385,378        822,413
                                                                                        ----------     ----------     ----------



Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States
  11% Senior Subordinated Note due 2005                  $   3,335,000      3/19/97      3,274,636      3,205,071      2,001,000
  Common Stock (B)                                         31,350 shs.      3/19/97        123,750        165,000         82,501
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                       94,107 shs.      3/19/97         94,107        173,346            941
                                                                                        ----------     ----------     ----------
                                                                                         3,492,493      3,543,417      2,084,442
                                                                                        ----------     ----------     ----------

--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                              Warrants or                  Fair Value                    Fair Value
                                                              Principal    Acquisition   at Acquisition     Cost         at 6/30/99
Corporate Restricted Securities: (A) (Continued)               Amount          Date           Date        (Note 2B)      (Note 2A)
                                                           --------------  -----------   --------------   ---------      ----------
Automatic Data Processing
A vertical application software company.
  Common Stock (B)                                           11,635 shs.     5/12/98      $  500,000     $  500,000     $  486,797
                                                                                          ----------     ----------     ----------

Averstar, Inc.
A provider of software systems, services and
products to a variety of
information technology users.
  13% Senior Subordinated Note due 2002                     $    799,318     8/31/95         813,520        732,664        816,983
  Class A Common Stock (B)                                   13,453 shs.     8/31/95          15,799         18,384         33,901
  Class B Common Stock (B)                                   37,200 shs.     8/31/95          43,689         50,837         93,744
  Class G Common Stock (B)                                   96,846 shs.     8/31/95         113,733        104,000        244,051
  Class A Common Stock of I E S Holdings (B)                  2,941 shs.     2/27/98              --             --             --
  Class B Common Stock of I E S Holdings (B)                  8,134 shs.     2/27/98              --             --             --
  Warrants, exercisable until 2002, to purchase
  common stock of I E S Holdings at
  $.01 per share (B)                                         21,176 shs.     2/27/98              --             --             --
                                                                                          ----------     ----------     ----------
                                                                                             986,741        905,885      1,188,679
                                                                                          ----------     ----------     ----------

Beta Brands, Inc. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Senior Secured Revolving Credit Note due 2006             $    499,681     12/23/97        499,681        499,681        499,681
  Senior Secured Tranche A Floating Rate Note
  due 2004                                                  $  2,294,000     12/23/97      2,273,813      2,294,000      2,294,000
  14.75% Senior Secured Tranche B Note
  due 2005                                                  $    669,605     12/23/97        696,389        669,605        652,864
  Senior Secured Trance C Floating Rate Note
  due 2005                                                  $    711,000     1/13/99         711,000        711,000        711,000
  Limited Partnership Interests of CM Equity
  Partners (B)                                              811,168 int.     12/23/97        648,934        796,649        637,335
  Warrant, exercisable until 2005, to purchase
  common stock at $.81 per share (B)                        214,419 shs.     12/23/97          2,144             --          2,144
                                                                                          ----------     ----------     ----------
                                                                                           4,831,961      4,970,935      4,797,024
                                                                                          ----------     ----------     ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                             Shares, Units,
                                                              Warrants or                 Fair Value                   Fair Value
                                                              Principal    Acquisition  at Acquisition     Cost        at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount        Date          Date         (Note 2B)      (Note 2A)
                                                              -----------  -----------  --------------   ---------     ----------
C & K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
  Senior Secured Floating Rate
  Revolving Credit Facility due 2002                          $  651,700     8/29/96     $  651,700     $  651,700     $  325,850
  Senior Secured Series A Floating Rate Term
  Note due 2002                                               $2,236,753     8/29/96      2,212,819      2,236,753      1,118,376
  12% Series B Term Note due 2004                             $  533,000     8/29/96        524,738        512,921        266,500
  Membership Interests (B)                                      266 int.     8/29/96        212,800        134,716         12,868
  Warrant, exercisable until 2004, to purchase
  membership interests at $.01 per interest (B)                  16 int.     8/29/96              1         26,650             --
                                                                                         ----------     ----------     ----------
                                                                                          3,602,058      3,562,740      1,723,594
                                                                                         ----------     ----------     ----------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets.
  Senior Secured Floating Rate
  Revolving Credit Note due 2005                              $  216,216     9/29/95        216,216        216,216        213,708
  10% Senior Secured Term Note due 2004                       $1,297,296     9/29/95      1,297,296      1,297,296      1,279,782
  11.5% Senior Subordinated Note due 2004                     $  945,945     9/29/95        895,706        913,056        929,959
  8% Junior Subordinated Convertible Note due
  2004, convertible into partnership points at
  $1,388.89 per point                                         $  108,108     9/29/95        108,108        108,108        166,465
  Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)                       39 pts.     9/29/95         50,261         50,261         62,856
                                                                                         ----------     ----------     ----------
                                                                                          2,567,587      2,584,937      2,652,770
                                                                                         ----------     ----------     ----------

Capitol Specialty Plastics, Inc.
A producer of desiccant stripes used for packaging
pharmaceutical products.
  Common Stock (B)                                            109 shs.             *            438            503            403
                                                                                         ----------     ----------     ----------
*12/30/97 and 5/29/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition     Cost        at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount          Date           Date         (Note 2B)     (Note 2A)
                                                              -----------  ------------  ---------------    ---------    -----------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
  8% Convertible Subordinated Note due 2002,
  convertible into common stock at $7.31 per share          $   1,500,000     3/31/94       $1,420,050      $1,500,000    $1,414,650
                                                                                            ----------      ----------    ----------

CDnow, Inc. - O.T.C
A music entertainment company which uses the
internet as a global platform for the promoting and
merchandising of music and related merchandise
  Warrant, exercisable until 2004, to
  purchase common stock at $14.46 per share (B)               27,777 shs.      8/6/97              278              --        79,123
                                                                                            ----------      ----------    ----------

Chaparral Resources, Inc. - O.T.C
An international oil and gas exploration and
production company
  Common Stock (B)                                               164 shs.     12/3/97              107           6,395         5,829
                                                                                            ----------      ----------    ----------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use
  Senior Secured Floating Rate
  Revolving Credit Notes due 2000                           $     415,260     12/8/95          415,260         415,260       411,232
  10.75% Senior Secured Term Note due 2003                  $   1,014,061     12/8/95        1,024,557       1,014,061       993,070
  12% Senior Subordinated Note due 2005                     $     800,575     12/8/95          803,858         766,158       750,539
  Common Stock (B)                                           184,560 shs.     12/8/95          138,420         184,560       138,420
  Warrant, exercisable until 2005, to
  purchase common stock at $.01 per share (B)                138,420 shs.     12/8/95            1,384          50,853         1,384
                                                                                            ----------      ----------    ----------
                                                                                             2,383,479       2,430,892     2,294,645
                                                                                            ----------      ----------    ----------
Corvest Group, Inc.
A manufacturer and distributor of promotional products
  12% Senior Subordinated Note due 2007                     $   3,863,636           *        3,737,681       3,570,678     3,670,841
  Common Stock (B)                                                56 shs.           *           86,923          96,591        86,923
  Limited Partnership Interest                               289,773 int.           *            2,173         289,773       217,330
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                             183 shs.           *                2         297,203             2
                                                                                            ----------      ----------    ----------
                                                                                             3,826,779       4,254,245     3,975,096
                                                                                            ----------      ----------    ----------

*3/5/99 and 3/24/99.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition     Cost        at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount          Date           Date         (Note 2B)     (Note 2A)
                                                              -----------  ------------  ---------------    ---------    -----------

D&K Healthcare Resources, Inc. - O.T.C.
A wholesale pharmaceutical distribution company.
  Common Stock (B)                                            258,739 shs.    12/29/87      $  852,753     $  852,753     $5,868,520
                                                                                            ----------     ----------     ----------


Delta Beverage Group, Inc.
A Pepsi soft drink bottler
  Common Stock (B)                                                966 shs.      3/8/88         181,486      2,006,380        198,118
                                                                                            ----------     ----------     ----------

Diversco, Inc./DHI Holdings, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers
  12% Senior Subordinated Note due 2006                       $  2,814,000     8/28/98       2,799,086      2,558,182      2,723,389
  Membership Interests of MM/Lincap
  Diversco Investments Ltd., LLC (B)                            7,341 int.     8/27/98         587,272        734,090        587,272
  Warrant, exercisable until 2003 & 2006, to
  purchase common stock of DHI Holdings, Inc.
  at $.01 per share (B)                                         3,627 shs.           *              36        403,427             36
                                                                                            ----------     ----------     ----------
                                                                                             3,386,394      3,695,699      3,310,697
                                                                                            ----------     ----------     ----------

Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic
pipe and tubing in the United States
  8% Redeemable Convertible Preferred Stock,
  convertible into common stock at $4.26 per share              3,300 shs.      5/9/97        3,286,140      3,300,000     3,260,070
                                                                                             ----------     ----------    ----------

Evans Consoles, Inc.
A designer and manufacturer of consoles and
control center systems
  Senior Secured Tranche A Floating Rate Note
  due 2005                                                    $  1,280,000     3/2/98        1,270,272      1,280,000      1,272,192
  8.85% Senior Secured Tranche A Note due 2005                $  1,280,000     3/2/98        1,192,192      1,280,000      1,183,360
  11.75% Senior Secured Tranche B Note due 2006               $    700,000     3/2/98          743,750        599,086        717,010
  Common Stock (B)                                             26,906 shs.    2/11/98           75,600         94,880         75,905
  Limited Partnership Interests of CM Equity
  Partners (B)                                                  1,264 int.    2/11/98          101,156        126,445        101,156
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                           34,783 shs.     3/2/98              348        112,000            348
                                                                                            ----------     ----------     ----------
                                                                                             3,383,318      3,492,411      3,349,971
                                                                                            ----------     ----------     ----------

*10/24/96 and 8/28/98.

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS
June 30, 1999
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount          Date           Date         (Note 2B)    (Note 2A)
                                                           --------------   -----------   --------------    ---------    ----------
Examination Management Services, Inc.
A national full-service evidence provider to the
insurance industry and a provider of occupational
health testing.
  12% Senior Subordinated Note due 2007                      $   2,109,637     3/16/99      $2,027,572     $1,937,866     $1,975,886
  Limited Partnership Interest (B)                            214,363 int.      3/2/99          19,263      2,140,363      1,926,327
  Warrants, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                           77,233 shs.     3/16/99          77,233        175,803         77,233
                                                                                            ----------     ----------     ----------
                                                                                             2,124,068      4,254,032      3,979,446
                                                                                            ----------     ----------     ----------

Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
  Common Stock (B)                                                545 shs.     4/28/95       1,231,111        272,500         26,013
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                              380 shs.     4/28/95          98,235        170,455         18,123
  Incentive Warrant, exercisable until
  2000, to purchase common stock at $.01
  per share (B)                                                    19 shs.     4/28/95           3,339          2,273            915
                                                                                            ----------     ----------     ----------
                                                                                             1,332,685        445,228         45,051
                                                                                            ----------     ----------     ----------
Golden Bear Oil Specialties
A manufacturer of asphalt and specialty lubricating
and processing oils.
  17% Senior Subordinated Note due 2005                      $   3,301,418     7/18/97       3,333,112      3,241,265      3,346,978
  12% Series A Convertible Preferred stock                        126 shs.     6/19/98         125,880        125,879        123,425
  12% Preferred Stock                                             350 shs.     7/18/97          35,415        311,111        199,080
  Common Stock (B)                                             20,800 shs.     7/18/97          86,738         77,840            208
  Warrant, exercisable until 2005, to purchase
  common stock at $.001 per share (B)                          23,333 shs.     7/18/97             233         69,999            233
  Warrant, exercisable until 2010, to purchase
  common stock at $.001 per share (B)                          17,111 shs.     7/18/97             171             --            171
                                                                                            ----------     ----------     ----------
                                                                                             3,581,549      3,826,094      3,670,095
                                                                                            ----------     ----------     ----------
Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon
Bordeaux Ketchup.
  Limited Liability Interests (B)                             220,347 int.     5/15/98         220,347        220,347             --
                                                                                            ----------     ----------     ----------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS
June 30, 1999
(Unaudited)
                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount          Date           Date         (Note 2B)    (Note 2A)
                                                           --------------   -----------   --------------    ---------    ----------
Hamilton Funeral Service Centers, Inc.
The largest privately held owner and operator of
funeral homes in the United States.
  15% Senior Subordinated Note due 2007                       $1,629,384      1/25/99       $1,565,675      $1,602,469    $1,518,586
  Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                            187,933 shs.    1/25/99            1,879          26,915         1,879
                                                                                            ----------      ----------    ----------
                                                                                             1,567,554       1,629,384     1,520,465
                                                                                            ----------      ----------    ----------
Hartzell Manufacturing, Inc./CMS Holding Company
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
  12.5% Senior Subordinated note due 2007                     $2,626,300            *        2,659,129       2,361,819     2,569,309
  Common Stock (B)                                            63,830 shs.           *          540,618         801,438       601,079
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                          30,022 shs.           *            3,002         315,156         3,002
                                                                                            ----------      ----------    ----------
                                                                                             3,202,749       3,478,413     3,173,390
                                                                                            ----------      ----------    ----------
Hudson River Capital, LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                88,730 uts.     7/21/94          787,305         572,461       842,935
                                                                                            ----------      ----------    ----------

Hussey Seating Company
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2003        $1,575,000      6/12/96        1,559,564       1,575,000     1,575,000
  Senior Secured Floating Rate Note due 2003                  $  600,000      6/12/96          594,060         600,000       600,000
  10% Senior Secured Note due 2003                            $  562,501      6/12/96          547,651         562,501       562,501
  12% Subordinated Secured Note due 2006                      $1,350,000      6/12/96        1,327,320       1,174,090     1,408,185
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                          3,553 shs.      6/12/96               36         225,000       311,744
                                                                                            ----------      ----------    ----------
                                                                                             4,028,631       4,136,591     4,457,430
                                                                                            ----------      ----------    ----------

Jackson Products, Inc.
A manufacturer and distributor of a variety of
industrial and highway safety products.
  Common Stock (B)                                              434 shs.      8/16/95           43,426          43,426       178,220
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                          1,999 shs.      8/16/95          199,735         199,735       820,365
                                                                                            ----------      ----------    ----------
                                                                                               243,161         243,161       998,585
                                                                                            ----------      ----------    ----------

*4/18/97 and 10/7/98.

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)
                                            MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                    Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount          Date           Date         (Note 2B)    (Note 2A)
                                                           --------------   -----------   --------------    ---------    ----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
  13% Senior Subordinated Note due 2004                    $   3,333,000       12/2/96       $3,383,995     $3,110,707    $3,204,346
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                         57,418 shs.       12/2/96           57,418        333,300           574
                                                                                              ----------     ----------   ----------
                                                                                              3,441,413      3,444,007     3,204,920
                                                                                              ----------     ----------   ----------
Latin Communications Group
An operator of Spanish-language media in
North America.
  5% Subordinated Note due 2005 (B)                        $      46,594        2/4/98           32,616         34,616        33,417
  Common Stock (B)                                           98,586 shs.             *          701,116        826,484       924,245
                                                                                              ----------     ----------   ----------
                                                                                                733,732        861,100       957,662
                                                                                              ----------     ----------   ----------
LIH Investors, L.P.
A Manufacturer and marketer of a broad line of
external accessories for new and used sport utility
vehicles, trucks and vans.
  12.5% Senior Subordinated Note due 2006                  $   3,845,000            **        3,345,150      3,260,691     3,637,754
  Common Stock (B)                                           58,001 shs.            **          406,007        406,003       324,806
  Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                        108,404 shs.            **          541,241        602,127         1,084
                                                                                              ----------     ----------   ----------
                                                                                              4,292,398      4,268,821     3,963,644
                                                                                              ----------     ----------   ----------
Louis Dreyfus Natural Gas Corporation - A.S.E
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
  Warrant, exercisable until 2004, to purchase
  common stock at $17.81 per share (B)                      103,342 shs.      12/27/91           49,714         38,712       549,376
                                                                                              ----------     ----------   ----------
Magnetic Data Technologies, Inc./
MDT Holdings LLC
A provider of post-sales services to electronic
component manufacturers.
  12% Senior Subordinated Note due 2007                    $   2,700,000        4/9/99        2,635,470      2,105,158     2,559,060
  Limited Partnership Interests of MDT
  Holdings LLC (B)                                        1,099,500 int.        4/8/99          989,550      1,099,500       989,550
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                        665,776 shs.        4/9/99            6,658        603,257         6,658
                                                                                              ----------     ----------   ----------
                                                                                              3,631,678      3,807,915     3,555,268
                                                                                              ----------     ----------   ----------

*2/14/95, 12/1/95, 2/27/96 and 2/4/98.
**12/23/98 and 1/28/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                              Warrants or                     Fair Value                  Fair Value
                                                               Principal     Acquisition    at Acquisition      Cost      at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount           Date            Date         (Note 2B)    (Note 2A)
                                                            --------------   -----------    --------------    ---------   ----------
Maxtec International Corp.
A manufacturer and distributor of remote control
operating systems for overhead cranes.
  Senior Floating Rate Revolving Credit
  Facility due 2001                                          $     461,536      6/28/95      $   461,536     $   461,536  $  461,536
  Common Stock (B)                                             76,923 shs.      6/28/95          192,115         230,769     221,538
  Warrant, exercisable until 2005, to
  purchase common stock at $.01 per share (B)                  39,563 shs.      6/28/95           98,581         171,429     113,585
                                                                                             -----------     -----------  ----------
                                                                                                 752,232         863,734     796,659
                                                                                             -----------     -----------  ----------
Mercury Computer Systems
A designer and marketer of high performance
computer systems for computationally intense
scientific and engineering applications.
  Common Stock (B)                                            279,750 shs.     12/31/97        1,535,005         839,250   8,570,841
                                                                                             -----------     -----------  ----------
Merit Industries, Inc.
A designer and manufacturer of coin-operated video
and dart games.
  12% Senior Subordinated Note due 2006                      $   2,516,293      8/19/98        2,469,238       2,343,249   2,327,571
  Limited Partnership Interest (B)                            987,241 int.      8/12/98          888,516         919,472     827,505
  Warrants, exercisable until 2006, to purchase
  limited partnership interests at $.01 per share (B)           1,855 int.      8/19/98               19         185,411          19
                                                                                             -----------     -----------  ----------
                                                                                               3,357,773       3,448,132   3,155,095
                                                                                             -----------     -----------  ----------
NPC, Inc.
A manufacturer of flexible connectors and
equipment used in the installation of sewers and
storm drain pipelines.
  Senior Secured Floating Rate Note due 2006                 $   3,381,356      6/25/99        3,352,953       3,381,356   3,352,953
  12% Senior Secured Tranche B Note due 2007                 $     978,814      6/25/99          935,550         836,567     953,071
  Limited Partnership Interests of Riverside XIII
  Holding Company L.P.                                        355,932 int.      6/11/99          284,746         355,932     284,746
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per unit (B)                               201 shs.      6/25/99                2         142,373           2
                                                                                             -----------     -----------  ----------
                                                                                               4,573,251       4,716,228   4,590,772
                                                                                             -----------     -----------  ----------
Nu Horizons Electronics Corp. - O.T.C
A distributor of high technology active and passive
electronic devices.
  8.25% Convertible Subordinated Note
  due 2002, convertible into common
  stock at $9 per share                                      $   1,411,800      8/31/94        1,425,918       1,411,800   1,411,800
                                                                                             -----------     -----------  ----------


--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS
June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                              Warrants or                     Fair Value                 Fair Value
                                                               Principal     Acquisition    at Acquisition     Cost      at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount           Date            Date        (Note 2B)    (Note 2A)
                                                            --------------   -----------    --------------    ---------   ----------
Olympic Boat Centers, Inc.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                  $     2,774,000        8/7/98       $ 2,764,568    $ 2,449,226  $ 2,654,995
  Limited Partnership Interest of Riverside VIII
  Holding Company L.P. (B)                                1,040,554 int.             *           936,498        905,276      814,754
  Warrant, exercisable until 2007, to purchase
  limited partnership interests at $.01
  per interest (B)                                           25,793 int.        8/7/98               258        350,400          258
                                                                                             -----------     -----------  ----------
                                                                                               3,701,324      3,704,902    3,470,007
                                                                                             -----------     -----------  ----------
PAR Acquisition Corp./Par Systems, Inc.
A manufacturer of robotic systems.
  14.5% Senior Subordinated Note due 2000                $       212,500        2/5/93           212,160        212,500      212,500
  8% Convertible Preferred Stock due 2001,
  convertible into common stock at $2 per share              83,333 shs.        2/5/93           166,667        166,667      183,333
  Common Stock (B)                                          133,333 shs.        2/5/93           333,333        333,333      293,333
                                                                                             -----------     -----------  ----------
                                                                                                 712,160        712,500      689,166
                                                                                             -----------     -----------  ----------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                     $       725,625      11/30/95           756,174        725,625      738,541
  10.5% Senior Secured Convertible Note due
  2005, convertible into common stock at $50,000
  per share                                              $       195,000      11/30/95           205,335        195,000      212,452
  Common Stock                                                    6 shs.      11/30/95           227,812        337,500      212,472
                                                                                             -----------     -----------  ----------
                                                                                               1,189,321      1,258,125    1,163,465
                                                                                             -----------     -----------  ----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
  10.64% Senior Subordinated Note due 2006               $     3,500,000      10/25/96         3,403,750      3,430,895    3,451,000
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                             97 shs.      10/25/96            55,599         93,625       53,525
                                                                                             -----------     -----------  ----------
                                                                                               3,459,349      3,524,520    3,504,525
                                                                                             -----------     -----------  ----------

*8/7/98 and 2/23/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                            Shares, Units,
                                                              Warrants or                     Fair Value                  Fair Value
                                                               Principal     Acquisition    at Acquisition      Cost      at 6/30/99
Corporate Restricted Securities: (A) (Continued)                Amount           Date            Date         (Note 2B)    (Note 2A)
                                                            --------------   -----------    --------------    ---------   ----------
Playcore, Inc - A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
  12% Subordinated Note due 2005                             $  3,125,000       3/13/97     $  2,585,000     $2,565,585   $2,913,438
  Limited Partnership Interests of Green Grass
  Capital II, LLC (B)                                         81,548 uts.       3/13/97          293,573        433,909      375,121
  Warrant, exercisable until 2005, to purchase
  limited partnership interests of Green Grass
  Capital II, LLC at $.01 per unit (B)                       148,044 uts.       3/13/97          531,774        680,722      679,818
                                                                                             -----------     -----------  ----------
                                                                                               3,410,347      3,680,216    3,968,377
                                                                                             -----------     -----------  ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls
  Revolving Credit Facility due 2003                         $    815,000       7/22/96          806,932        815,000      776,695
  Senior Secured Floating Rate Term Note due 2003            $  2,575,400       7/22/96        2,550,161      2,575,400    2,454,356
  12% Senior Secured Term Note due 2004                      $    489,000       7/22/96          482,545        415,439      468,560
  8% Preferred Stock                                             283 shs.       7/22/96          269,268        231,873      178,256
  Common Stock (B)                                               599 shs.       7/22/96           21,699         28,978       14,211
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                             322 shs.       7/22/96                3         97,800        7,648
                                                                                             -----------     -----------  ----------
                                                                                               4,130,608      4,164,490    3,899,726
                                                                                             -----------     -----------  ----------
Process Chemicals, LLC
A specialty chemical company that manufactures
process chemicals for the fertilizer, asphalt and
concrete industries
  6% Redeemable Preferred Membership Interests                 2,525 int.             *          248,410      2,653,219    2,547,621
  Common Membership Interests                                  9,863 int.             *           24,855         60,127      237,114
                                                                                             -----------     -----------  ----------
                                                                                                 273,265      2,713,346    2,784,735
                                                                                             -----------     -----------  ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries
  11.67% Senior Secured Note due 2004                        $  1,200,000       8/12/94        1,184,160      1,200,000      720,000
  11.51% Junior Secured Note due 1999                        $    600,000       8/12/94          587,280        600,000      300,000
  9.8% Redeemable Exchangeable Preferred Stock                10,000 shs.       8/12/94          847,900      1,000,000      200,000
  Common Stock (B)                                             1,492 shs.       8/12/94               15             --          112
                                                                                             -----------     -----------  ----------
                                                                                               2,619,355      2,800,000    1,220,112
                                                                                             -----------     -----------  ----------

*7/31/97 and 1/4/99.

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                     Fair Value                   Fair Value
                                                             Principal      Acquisition   at Acquisition      Cost       at 6/30/99
Corporate Restricted Securities: (A) (Continued)              Amount            Date           Date         (Note 2B)    (Note 2A)
                                                          --------------    -----------   --------------    ---------    ----------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
  12% Senior Subordinated Note due 2002                   $   1,500,000       2/16/93     $  1,599,150     $ 1,500,000   $ 1,570,350
  Common Stock (B)                                          35,500 shs.       2/16/93          340,800         340,800       467,933
                                                                                          ------------     -----------   -----------
                                                                                             1,939,950       1,840,800     2,038,283
                                                                                          ------------     -----------   -----------
Rent-Way, Inc. - O.T.C
An operator of rent-to-own stores across the
United States.
  Warrant, exercisable until 2002, to purchase
  common stock at $9.94 per share (B)                       20,000 shs.       7/18/95              200              --       286,494
                                                                                          ------------     -----------   -----------

Safety Speed Cut Manufacturing, Inc.
A manufacturer of vertical panel saws and routers
for the wood working industry.
  Senior Secured Floating Rate Tranche A Note             $   3,580,398        6/2/99        3,580,398       3,580,398     3,557,841
  due 2007
  12% Senior Secured Tranche B Note due 2007              $   1,130,652        6/2/99        1,130,652       1,130,652     1,089,157
  Class B Common Stock (B)                                   1,480 shs.        6/2/99          256,212         256,212       204,969
                                                                                          ------------     -----------   -----------
                                                                                             4,967,262       4,967,262     4,851,967
                                                                                          ------------     -----------   -----------
Sharp International Corporation
A designer and distributor of wrist watches, clocks,
pens and mechanical pencils.
  11% Subordinated Debenture due 2006                     $   2,200,000       7/10/98        2,108,260       2,169,829     2,058,760
  11% Subordinated Note due 2008                          $   2,050,000       3/26/99        2,026,630       2,018,430     1,982,350
  Warrants, exercisable until 2006 and 2008,
  to purchase common stock at $.01 per share (B)            75,579 shs.             *              756          61,741           756
                                                                                          ------------     -----------   -----------
                                                                                             4,135,646       4,250,000     4,041,866
                                                                                          ------------     -----------   -----------
Star International, Inc.
A manufacturer of commercial cooking appliances.
  9.65% Senior Secured Note due 2004                      $   1,173,134       5/27/94        1,173,134       1,173,134     1,164,101
  10.5% Subordinated Note due 2004                        $     716,418       5/27/94          716,418         716,418       695,570
  Common Stock (B)                                           4,310 shs.       5/27/94          259,735         259,735       149,188
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                         3,224 shs.       5/27/94               32              --       111,567
                                                                                          ------------     -----------   -----------
                                                                                             2,149,319       2,149,287     2,120,426
                                                                                          ------------     -----------   -----------
Supreme Industries, Inc. - A.S.E.
A manufacturer of specialized truck bodies.
  Common Stock (B)                                          90,887 shs.            **          207,886         267,354       792,426
  Common Stock of TGC Industries, Inc (B)                    6,361 shs.       9/30/86            3,166           9,497         6,261
                                                                                          ------------     -----------   -----------
                                                                                               211,052         276,851       798,687
                                                                                          ------------     -----------   -----------

  *7/10/98 and 3/26/99.
 **5/23/79, 12/15/95 and 6/9/96.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                     Fair Value                   Fair Value
                                                             Principal      Acquisition   at Acquisition       Cost      at 6/30/99
Corporate Restricted Securities: (A) (Continued)              Amount            Date           Date          (Note 2B)    (Note 2A)
                                                          -------------     -----------   --------------     ---------   ----------
The Tranzonic Companies
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products.
  12.5% Senior Subordinated Note due 2006                  $    2,712,000      2/5/98      $  2,762,172    $ 2,383,144   $ 2,724,746
  Common Stock (B)                                               630 shs.      2/4/98           567,000        630,000       567,000
  Warrants to purchase shares of Class B
  common stock at .01 per share (B)                              444 shs.      2/5/98                 4        368,832             4
                                                                                           ------------    -----------   -----------
                                                                                              3,329,176      3,381,976     3,291,750
                                                                                           ------------    -----------   -----------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
  Convertible Preferred Stock, convertible
  into common stock at $1,000 per share (B)                    1,120 shs.     7/25/96         1,008,000      1,120,000     1,167,869
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             474 shs.     7/25/96                43         48,216       494,004
                                                                                           ------------    -----------   -----------
                                                                                              1,008,043      1,168,216     1,661,873
                                                                                           ------------    -----------   -----------
TransMontaigne Oil Company - A.S.E
An independent petroleum products marketing
company.
  12.75% Senior Subordinated
  Debenture due 2000                                       $    1,200,000     3/28/91         1,274,280      1,183,792     1,227,720
  Common Stock (B)                                           258,720 shs.           *           400,000        798,595     2,762,638
  Warrant, exercisable until 2001, to purchase
  common stock at $3.60 per share (B)                         74,606 shs.     3/28/91             7,461         42,000       568,356
                                                                                           ------------    -----------   -----------
                                                                                              1,681,741      2,024,387     4,558,714
                                                                                           ------------    -----------   -----------
Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
molded parts.
  12% Subordinated Note due 2005                           $    2,513,500     3/21/97         2,592,675      2,510,371     2,277,985
  Limited Partnership Interests of Riverside V
  Holding Company L.P.                                       720,715 uts.          **           655,759        775,845       581,905
  Limited Partnership Interests of Riverside V-A
  Holding Company L.P.                                     1,550,331 uts.          **         1,485,581      1,668,297     1,334,680
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                           3,131 uts.     3/21/97             3,131          3,131           313
                                                                                           ------------    -----------   -----------
                                                                                              4,737,146      4,957,644     4,194,883
                                                                                           ------------    -----------   -----------

   *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
  **3/21/97, 10/16/97, 11/19/97 and 3/12/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                          Shares, Units,
                                                            Warrants or                     Fair Value                   Fair Value
                                                             Principal      Acquisition   at Acquisition       Cost      at 6/30/99
Corporate Restricted Securities: (A) (Continued)              Amount            Date           Date          (Note 2B)    (Note 2A)
                                                          --------------    -----------   --------------     ---------   ----------
Tridex Corp. - O.T.C.
A designer and manufacturer of point-of-sale
monitors and keyboards used by retailers and
restaurants.
  12% Senior Subordinated Note due 2005                   $    3,000,000       4/17/98     $     30,000    $  3,000,000  $   900,000
  Common Stock (B)                                           71,429 shs.       4/17/98          500,003         500,003      164,730
  Warrant, exercisable until 2005, to purchase
  common stock at $2.03 per share (B)                       218,182 shs.       5/26/98               --              --      104,335
                                                                                           ------------    ------------  -----------
                                                                                                530,003       3,500,003    1,169,065
                                                                                           ------------    ------------  -----------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
  12.25% Senior Subordinated Note due 2006                $    2,675,000       6/23/97        2,733,315       2,353,175    2,619,628
  Limited Partnership Interests (B)                           8,246 uts.       6/17/97          742,140         824,600      742,140
  Warrant, exercisable until 2006, to purchase
  limited partnership interests at $.01 per unit (B)          1,258 uts.       6/23/97               13         376,932           13
                                                                                           ------------    ------------  -----------
                                                                                              3,475,468       3,554,707    3,361,781
                                                                                           ------------    ------------  -----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries.
  Senior Secured Floating Rate
  Revolving Note due 2000                                 $       55,890        5/3/95           55,890          55,890       55,890
  11% Senior Secured Note due 2005                        $    1,257,523        5/3/95        1,390,569       1,257,523    1,261,044
  12% Subordinated Note due 2005                          $      652,050        5/3/95          733,622         625,941      655,571
  Common Stock (B)                                            4,911 shs.        5/3/95          162,652         391,230        4,911
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                          2,795 shs.        5/3/95           92,549          35,923           28
                                                                                           ------------    ------------  -----------
                                                                                              2,435,282       2,366,507    1,977,444
                                                                                           ------------    ------------  -----------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
  Redeemable Preferred Stock Series A (B)                    42,001 shs.      12/19/96          291,673         388,898      369,453
  Convertible Preferred Stock Series B,
  convertible into Series B common stock at
  $9.26 per share (B)                                        84,002 shs.      12/19/96          583,352         777,802      738,907
  Warrant, exercisable until 2005, to purchase
  Series A preferred stock and Series B
  preferred stock at $.01 per unit (B)                        6,481 uts.      12/19/96           12,963             130        4,141
                                                                                           ------------    ------------  -----------
                                                                                                887,988       1,166,830    1,112,501
                                                                                           ------------    ------------  -----------
Victory Ventures, LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                               11,270 uts.       12/2/96           12,701          26,768       22,540
                                                                                           ------------    ------------  -----------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                       Shares, Units,
                                                         Warrants or                     Fair Value                      Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost          at 6/30/99
Corporate Restricted Securities: (A) (Continued)           Amount            Date           Date          (Note 2B)       (Note 2A)
                                                        -----------      ------------   -------------   ------------   ----------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  Senior Secured Floating Rate
  Revolving Credit Facility due 2003                   $      489,676       1/2/98      $     485,759   $     489,676  $    486,738
  Senior Secured Floating Rate Term Tranche A          $    2,133,600       1/2/98          2,116,745       2,133,600     2,121,012
  due 2005
  12% Senior Secured Tranche B Note due 2007           $      672,000       1/2/98            678,787         621,600       651,638
  Limited Partnership Interests of Riverside VI
  Holding Company L.P.                                   323,782 int.     12/30/97              2,590         300,443       240,343
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                          89 shs.       1/2/98                  1          50,402             1
                                                                                        -------------     -----------  ------------

                                                                                            3,283,882       3,595,721     3,499,732
                                                                                        -------------     -----------  ------------

Total Private Placement Investments                                                     $ 147,465,569     161,648,589   160,977,165
                                                                                        -------------     -----------  ------------


CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

June 30, 1999
(Unaudited)

                                                                             Shares, Units,
                                                                              Warrants or                         Market Value
                                                 Interest          Due         Principal           Cost             at 6/30/99
Rule 144A Securities - 5.17%: (A)                  Rate            Date        Amount            (Note 2B)          (Note 2A)
                                              -------------     -----------  ------------      ---------------    ----------------
Bonds - 3.11%
  ADV Glassifiber                                  9.875%        1/15/09      $    500,000      $    490,000      $    482,500
  Atlantic Coast Airlines, Inc.                    8.750          1/1/07           541,708           541,708           513,615
  Climachem, Inc.                                 10.750         12/1/07           175,000           168,000           167,344
  Cuddy International Corp.                       10.750         12/1/07           525,000           517,156           462,000
  DeCrane Aircraft                                12.000         9/30/08           700,000           700,000           717,500
  Lyondell Petrochemical Company                   9.625          5/1/07           575,000           575,000           598,000
  Mrs. Fields Original Cookies, Inc.              10.125         12/1/04           800,000           776,008           704,000
  MSX International, Inc.                         11.375         1/15/08           500,000           490,250           485,000
  Oxford Health Plans                             11.000         5/15/05           100,000           100,000           101,000
  Tjiwi Kima Fin Mauritius LTD                    10.000          8/1/04         2,000,000         1,060,000         1,430,000
  Von Hoffman Press, Inc.                         10.875         5/15/07           850,000           851,112           850,000
                                                                              ------------      ------------      ------------
    Total Bonds                                                               $  7,266,708         6,269,234         6,510,959
                                                                              ============      ------------      ------------

Convertible Bonds - .96%
  Antec Corp.                                      4.500         5/15/03           100,000           100,000           142,750
  Arbor Software Corporation                       4.500         3/15/05           200,000           200,000           145,750
  Concentra Managed Care, Inc.                     4.500         3/15/03           600,000           600,000           563,832
  Key Energy Group                                 5.000         9/15/04           460,000           460,000           291,093
  Mark IV Industries                               4.750         11/1/04           750,000           711,875           666,180
  Oak Industries                                   4.875          3/1/08           150,000           154,500           194,438
                                                                              ------------      ------------      ------------
    Total Convertible Bonds                                                   $  2,260,000         2,226,375         2,004,043
                                                                              ============      ------------      ------------

Convertible Preferred Stock - 1.06%
  D T Industries                                                                    40,000         2,000,000         1,000,000
  Newell Financial Trust                                                            20,250         1,012,500         1,128,938
  Jordan Telecom Products                                                               88            70,469            89,862
                                                                                                ------------      ------------
                                                                                                   3,082,969         2,218,800
                                                                                                ------------      ------------

Common Stock - .01%
  Jordan Telecom Products (B)                                                           70            14,000            14,000
                                                                                                ------------      ------------
    Total Common Stock                                                                                14,000            14,000
                                                                                                 ------------     ------------

Warrants - .03%
  Energy Conversion Devices, Inc. (B)                                               32,500                --            52,812
                                                                                                 ------------     ------------
    Total Warrants                                                                                        --            52,812
                                                                                                 ------------     ------------

Total Rule 144A Securities                                                                        11,592,578        10,800,614
                                                                                                 ------------     ------------

Total Corporate Restricted Securities                                                            173,241,167       171,777,779
                                                                                                 ------------     ------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)     MASSMUTUAL CORPORATE INVESTORS
June 30, 1999
(Unaudited)

                                                                                    Shares, Units,
                                                                                     Warrants or                        Market Value

                                                     Interest            Due          Principal         Cost             at 6/30/99
Corporate Public Securities - 24.93%: (A)             Rate               Date         Amount            (Note 2B)       (Note 2A)
                                                  -------------       ----------    ------------     --------------   -------------
Bonds - 13.25%
Amtran, Inc.                                            10.500%          8/1/04     $ 600,000       $   600,000      $  606,000
Anchor Advanced Products                                11.750           4/1/04       410,000           413,000         420,250
Archibald Candy Corp.                                   10.250           7/1/04       250,000           254,688         250,000
Bell Sports, Inc.                                       11.000          8/15/08       400,000           400,000         398,000
Cabot Safety Corporation                                12.500          7/15/05     1,000,000         1,000,000       1,070,000
Callon Petroleum Company                                10.125          9/15/02       500,000           497,120         485,625
Canadian Airlines Corporation                           12.250           8/1/06       400,000           370,000         156,500
Canadian Airlines Corporation                           10.000           5/1/05       455,000           456,000         336,700
Central Tractor Farm & Country, Inc.                    10.625           4/1/07       600,000           586,500         597,000
Contifinancial Corporation                               8.125           4/1/08       950,000           699,437         817,000
Continental Airlines, Inc.                              11.500           4/2/08       567,920           607,675         646,202
Cross Timbers Oil Company                                9.250           4/1/07       175,000           173,031         170,625
DecisionOne Corporation                                  9.750           8/1/07       525,000           523,250          21,000
Derby Cycle Corp.                                       10.000          5/15/08       460,000           460,000         370,300
Doe Run Resources Corp.                                 11.250          3/15/05       460,000           440,000         414,000
Doe Run Resources Corp.                                 11.354          3/15/03       160,000           135,600         137,600
Great Lakes Dredge & Dock Corp.                         11.250          8/15/08       450,000           450,000         463,500
Grove Worldwide                                          9.250           5/1/08       335,000           292,325         247,900
Haynes International, Inc.                              11.625           9/1/04       640,000           577,000         597,600
Hosiery Corporation of America                          13.750           8/1/02     1,000,000           987,800       1,080,000
Integrated Health Services                               9.500          9/15/07       450,000           325,969         328,500
Integrated Health Services                              10.250          4/30/06       350,000           264,250         266,000
International Wire Group, Inc.                          11.750           6/1/05       750,000           750,000         780,000
International Wire Group, Inc.                          11.750           6/1/05       550,000           598,125         570,625
J H Haefner Company                                     10.000          5/15/08       125,000           110,937         127,188
Jordan Industries, Inc.                                 10.375           8/1/07       500,000           500,000         506,250
Jordan Telecom Products                                  9.875           8/1/07     1,150,000         1,139,907       1,138,500
JTM Industries / ISG Resources, Inc.                    10.000          4/15/08       300,000           300,000         307,500
Kevco, Inc.                                             10.375          12/1/07       275,000           151,250         189,750
Keystone Consolidated Ind., Inc.                         9.625           8/1/07       100,000            90,500          97,000
Loewen Group, Inc.                                       7.500          4/15/01       450,000           337,500         281,250
Loewen Group, Inc.                                       8.250          4/15/03       250,000           234,375         155,000
Loewen Group, Inc.                                       8.250         10/15/03       125,000           118,750          77,500
Lyondell Petrochemical Company                           9.875           5/1/07       750,000           750,000         768,750
M J D Communications, Inc.                               9.500           5/1/08       100,000           100,000          99,000
M J D Communications, Inc.                               9.247           5/1/08       250,000           250,000         249,688
Magnum Hunter RE                                        10.000           6/1/07       725,000           661,125         681,500
McLeod, Inc.                                             9.500          11/1/08       225,000           225,000         225,000
MCMS, Inc.                                               9.750           3/1/08       600,000           600,000         330,000
Mediacom LLC                                             8.500          4/15/08       450,000           447,750         423,000
Mohegan Tribal Gaming Authority                          8.750           1/1/09       160,000           160,000         159,000
Morris Materials Handling                                9.500           4/1/08       300,000           300,000         120,000
Mrs. Fields Original Cookies, Inc.                      10.125          12/1/04       175,000           154,000         157,500
NE Restaurant Company, Inc.                             10.750          7/15/08       520,000           516,250         473,200
Neenah Corporation                                      11.125           5/1/07       575,000           581,875         563,500
Neff Corp.                                              10.250           6/1/08       230,000           227,688         234,600

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)     MASSMUTUAL CORPORATE INVESTORS
June 30, 1999
(Unaudited)

                                                                                Shares, Units,
                                                                                Warrants or                       Market Value
                                                 Interest         Due            Principal            Cost          at 6/30/99
Corporate Public Securities: (Continued)         Rate             Date            Amount            (Note 2B)       (Note 2A)
                                               ----------       ---------      -------------       -----------    -------------
Bonds (Continued)
 Nextel Communications                               0.000%        2/15/08     $    575,000       $   362,312      $  393,875
 Northwest Airlines Corp.                           10.150          1/2/05          511,460           511,460         538,500
 Numatics, Inc.                                      9.625          4/1/08          820,000           790,175         664,200
 Philipp Brothers Chemcals, Inc.                     9.875          6/1/08          385,000           363,756         352,275
 Pillotex Corporation                               10.000        11/15/06          100,000           103,000          94,500
 Remington Products Compny                          11.000         5/15/06          600,000           595,506         492,000
 Rent-A-Center, Inc.                                11.000         8/15/08          450,000           450,000         451,125
 Scovill Fastener, Inc.                             11.250        11/30/07          500,000           500,000         255,000
 Sun Media Corporation                               9.500         5/15/07          450,000           469,750         466,875
 Sun Media Corporation                               9.500         2/15/07          175,000           175,875         181,562
 Telex Communications, Inc.                         10.500          5/1/07        1,150,000         1,162,938         874,000
 Therma-Wave, Inc.                                  10.625         5/15/04          710,000           652,500         569,775
 Trans World Airlines                               11.500        12/15/04          500,000           494,110         440,000
 Triton Energy                                       8.750         4/15/02          275,000           263,312         268,125
 United Refining Company                            10.750         6/15/07        1,750,000         1,750,000       1,137,500
 Vintage Petroleum                                   8.625          2/1/09          375,000           364,688         364,688
 W R Carpenter North America                        10.625         6/15/07          625,000           631,917         593,750
 Wavetek Corporation                                10.125         6/15/07          130,000           130,000         115,050
 Windmere Durable Holdings, Inc.                    10.000         7/31/08          360,000           349,425         343,800
 Worldtex, Inc.                                      9.625        12/15/07          600,000           600,000         525,000
                                                                               ------------    --------------   -------------
  Total Bonds                                                                  $ 31,814,380        30,539,401      27,717,203
                                                                               ------------    --------------   -------------

Common Stock - 7.01%
 A M R Corporation (B)                                                                4,900           356,105         334,425
 American Country Holdings, Inc. (B)                                                405,590           760,889         481,638
 Amerisource Health Corporation (B)                                                   8,126           310,819         207,213
 Ariba Inc. (B)                                                                       1,625            37,375         158,031
 Associated Materials, Incorporated                                                  40,802           458,665         545,727
 Benson Petroleum, LTD. (B)                                                         200,000           154,408         101,340
 BP Prudhoe Bay Royalty Trust                                                        26,180           372,266         196,350
 Budget Group, The (B)                                                               95,456         1,996,621       1,175,302
 Career Blazers, Inc. (B)                                                           105,000           577,500         525,000
 Collins & Aikman Corporation                                                        40,200           240,834         306,525
 Complete Business Solutions (B)                                                      5,417           167,927          97,167
 Computer Horizons Corporation (B)                                                   21,668           258,540         299,289
 Cybersource Corporation (B)                                                          1,950            21,450          28,763
 Donaldson, Lufkin & Jenrette, Inc.-DLJ direct (B)                                   16,250           325,000         479,375
 E-LOAN, Inc. (B)                                                                     1,625            22,750          62,664
 Excalibur Technologies Corp. (B)                                                    17,501           180,264         249,389
 Florida Panthers Holdings, Inc. (B)                                                 35,502           681,042         379,428
 Florist Transworld Delivery, Inc. (B)                                               29,374            41,258         205,618
 General Chemical Group, Inc.                                                        10,200           149,298          31,875
 GenTek, Inc.                                                                        10,200           112,100         141,525
 GlobeSpan Inc. (B)                                                                   1,300            19,500          51,675
 Goto.com, Inc. (B)                                                                   6,500            97,500         182,000
 Hosiery Corporation of America (B)                                                   1,000                --          40,250



CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                          MASSMUTUAL CORPORATE INVESTORS

June 30, 1999 (Unaudited)

                                                                                         Shares, Units,
                                                                                          Warrants or                   Market Value

                                                          Interest            Due          Principal          Cost       at 6/30/99
Corporate Public Securities : (Continued)                   Rate              Date          Amount          (Note 2B)     (Note 2A)
                                                          --------           -------     ---------        -----------   ----------
Common Stock (Continued)
  Irwin Naturals (B)                                                                       27,000      $    151,000    $     50,625
  Juniper Networks Inc.                                                                     1,625            55,250         242,125
  Network Access Solutions Corporation (B)                                                 48,750           585,000         648,984
  Network Plus, Corp. (B)                                                                   3,250            52,000          67,844
  Midway Airlines Corp. (B)                                                                27,088           505,057         277,652
  Oxford Health Plans (B)                                                                  24,375           459,900         379,336
  Pathways Group, Inc. (B)                                                                 28,655           640,350         189,840
  Persistence Software, Inc. (B)                                                            1,300            14,300          17,713
  Phone.com, Inc. (B)                                                                         975            15,600          54,600
  Princeton Video Image, Inc. (B)                                                          12,250            85,750          55,508
  R&B Falcon Corporation (B)                                                               40,600           436,982         380,625
  Rent-Way, Inc. - O.T.C.                                                                  20,725         1,200,008       2,972,853
  Republic Services, Inc. (B)                                                              28,520           481,275         705,870
  Software.com, Inc. (B)                                                                    3,250            48,750          75,360
  Swiss Army Brands, Inc. (B)                                                              39,000           393,825         346,125
  TSR, Inc. (B)                                                                             6,500            42,640          55,250
  Viant Corporation (B)                                                                       650            10,400          22,750
  Women First Healthcare, Inc. (B)                                                         27,950           307,450         370,338
  Young & Rubicam, Inc.                                                                    32,500         1,210,625       1,476,719
                                                                                                      -------------    ------------
    Total Common Stock                                                                                   14,038,273      14,670,686
                                                                                                      -------------    ------------
Convertible Bonds - 4.26%
  Arbor Software Corporation                          4.500%         3/15/05               50,000            35,500          36,438
  Concentra Managed Care, Inc.                        4.500          3/15/03            1,170,000         1,092,386       1,099,472
  Conexant Systems, Inc.                              4.250           5/1/06              425,000           425,000         602,969
  Cymer, Inc.                                         3.500           8/6/04              500,000           400,000         430,325
  Diamond Offshore Drilling                           3.750          2/15/07              900,000           896,906         886,923
  Dura Pharmaceuticals                                3.500          7/15/02              590,000           597,031         443,975
  Family Golf Centers, Inc.                           5.750         10/15/04            1,905,000         1,660,530       1,199,312
  Kellstorm Industries, Inc.                          5.500          6/15/03              975,000           833,150         807,992
  Magna International, Inc.                           4.875          2/15/05              800,000           791,000         784,000
  Mindspring Enterprises, Inc.                        5.000          4/15/06              755,000           686,472         714,419
  Oak Industries                                      4.875           3/1/08              225,000           203,000         291,656
  Savoy Pictures Entertainment                        7.000           7/1/03              900,000           937,500         882,000
  World Color Press, Inc.                             6.000          10/1/07              770,000           712,100         732,370
                                                                                   --------------     -------------    ------------
    Total Convertible Bonds                                                        $    9,965,000         9,270,575       8,911,851
                                                                                   ==============     -------------    ------------
Convertible Preferred Stock - .39%
  PSINet, Inc.                                                                             17,900           895,000         812,212
                                                                                                      -------------    ------------
    Total Convertible Preferred Stock                                                                       895,000         812,212
                                                                                                      -------------    ------------
Warrants - .02%
  American Country Holdings, Inc. (B)                                                     183,117            45,779          34,334
                                                                                                      -------------    ------------
    Total Warrants                                                                                           45,779          34,334
                                                                                                      -------------    ------------

    Total Corporate Public Securities                                                                    54,789,028      52,146,286
                                                                                                      -------------    ------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)                                                  MASSMUTUAL CORPORATE
INVESTORS

June 30, 1999
(Unaudited)

                                                                                                          Market Value
                                                            Due          Principal          Cost           at 6/30/99
Short-Term Securities:                        Yield         Date          Amount          (Note 2B)        (Note 2A)
                                              -----        ------      -----------       -----------      -------------
Commercial Paper - 0.85%
  VF Corporation                              6.000%       7/1/99      $ 1,770,000      $  1,770,000      $  1,770,000
                                                                       -----------      ------------      ------------
  Total Short-Term Securities                                          $ 1,770,000         1,770,000         1,770,000
                                                                       -----------      ------------      ------------
Total Investments    -    107.90%                                                       $229,800,195       225,694,065
                                                                                                          ------------
  Other Assets       -      2.39                                                                             5,005,674
  Liabilities        -    (10.29)                                                                          (21,514,924)
                          -------                                                                         ------------
Total Net Assets     -    100.00%                                                                         $209,184,815
                          -------                                                                         ------------

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

INDUSTRY CLASSIFICATION

                                            Fair Value
                                            at 6/30/99
Corporate Restricted Securities:            (Note 2A)
                                            ----------
AEROSPACE & DEFENSE - .34%
DeCrane Aircraft                            $  717,500
                                            ----------
AUTOMOBILE - 3.82%
America's Body Co./LCP Holding Co.           3,354,051
LIH Investors, L.P.                          3,963,644
Mark IV Industries                             666,180
                                            ----------
                                             7,983,875
                                            ----------
BEVERAGE, FOOD & TOBACCO - 4.99%
Associated Vintage Group, Inc.               2,084,442
Beta Brands, Inc.                            4,797,024
Cains Foods, L.P.                            2,652,770
Delta Beverage Group, Inc.                     198,118
Grand Lyon Enterprises LLC                          --
Mrs. Fields Original Cookies, Inc.             704,000
                                            ----------
                                            10,436,354
                                            ----------
BROADCASTING & ENTERTAINMENT - .46%
Latin Communications Group                     957,662
                                            ----------
BUILDINGS & REAL ESTATE - 1.99%
Supreme Industries, Inc.                       798,687
Truseal Technologies, Inc.                   3,361,781
                                            ----------
                                             4,160,468
                                            ----------
CARGO TRANSPORT - 1.77%
RailTex, Inc.                                2,038,283
Tidewater Holdings, Inc.                     1,661,873
                                            ----------
                                             3,700,156
                                            ----------
CHEMICAL, PLASTICS & RUBBER - 4.65%
AccTech, LLC                                   182,206
Lyondell Petrochemical Company                 598,000
Process Chemicals, LLC                       2,784,735
Trend Technologies, Inc.                     4,194,883
U.S. Netting, Inc.                           1,977,444
                                            ----------
                                             9,737,268
                                            ----------
CONSUMER PRODUCTS - 5.51%
Alpha Shirt Company                          4,054,333
Consumer Product Enterprises, Inc.           2,294,645
Newell Financial Trust                       1,128,938
Sharp International Corp.                    4,041,866
                                            ----------
                                            11,519,782
                                            ----------
CONTAINERS, PACKAGING & GLASS - 4.17%
C & K Manufacturing and Sales Company        1,723,594
Capitol Specialty Plastics, Inc.                   403
Plastipak Packaging, Inc.                    3,504,525
Vitex Packaging, Inc.                        3,499,732
                                            ----------
                                             8,728,254
                                            ----------
-------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)    MASSMUTUAL CORPORATE INVESTORS

June 30, 1999 (Unaudited)
                                           INDUSTRY CLASSIFICATION  (Continued)

                                                Fair Value
                                                at 6/30/99
Corporate Restricted Securities: (Continued)    (Note 2A)
                                               ------------

DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 20.96%
ADV Glassifiber                                $    482,500
Corvest Promotional Products, Inc.                3,975,096
D T Industries                                    1,000,000
Eagle Pacific Industries, Inc.                    3,260,070
Energy Conversion Devices, Inc.                      52,812
Evans Consoles, Inc.                              3,349,971
Fleming Acquisition Corporation                      45,051
Golden Bear Oil Specialties                       3,670,095
Hartzell Manufacturing, Inc./CMS Holding          3,173,390
  Company
Hudson River Capital, LLC                           842,935
Hussey Seating Company                            4,457,430
Jackson Products, Inc.                              998,585
Kappler Safety Group, Inc.                        3,204,920
Maxtec International Corp.                          796,659
NPC, Inc.                                         4,590,772
PAR Acquisition Corp.                               689,166
Safety Speed Cut Manufacturing                    4,851,967
The Tranzonic Companies                           3,291,750
U.S. Silica Company                               1,112,501
                                               ------------
                                                 43,845,670
                                               ------------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 6.70%
Diversco, Inc./DHI Holdings, Inc.                 3,310,697
Examination Management Services, Inc.             3,979,446
Hamilton Funeral Services                         1,520,465
Magnetic Data Technologies, LLC                   3,555,268
MSX International, Inc                              485,000
Pharmaceutical Buyers, Inc.                       1,163,465
                                               ------------
                                                 14,014,341
                                               ------------
ELECTRONICS - 8.46%
Arbor Software Corporation                          145,750
Ardent Software, Inc.                               822,413
Automatic Data Processing                           486,797
Averstar, Inc.                                    1,188,679
Mercury Computer Systems                          8,570,841
Nu Horizons Electronics Corp.                     1,411,800
Precision Dynamics, Inc.                          3,899,726
Tridex Corp.                                      1,169,065
                                               ------------
                                                 17,695,071
                                               ------------
FARMING & AGRICULTURE - .80%
Cuddy International Corp.                           462,000
Protein Genetics, Inc.                            1,220,112
                                               ------------
                                                  1,682,112
                                               ------------
HEALTHCARE, EDUCATION & CHILDCARE - 3.12%
Concentra Managed Care, Inc.                        563,832
D&K Healthcare Resources, Inc.                    5,868,520
Oxford Health Plans                                 101,000
                                               ------------
                                                  6,533,352
                                               ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 1.69%
Catalina Lighting, Inc.                           1,414,650
Star International Holdings, Inc.                 2,120,426
                                               ------------
                                                  3,535,076
                                               ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 5.92%
Adventure Entertainment Corporation               1,705,397
CDnow, Inc.                                          79,123
Merit Industries, Inc.                            3,155,095
Olympic Boat Centers, Inc.                        3,470,007
Playcore, Inc.                                    3,968,377
                                               ------------
                                                 12,377,999
                                               ------------
MISCELLANEOUS - .77%
Climachem, Inc.                                     167,344
Tjiwi Kima Fin Mauritius LTD                      1,430,000
Victory Ventures, LLC                                22,540
                                               ------------
                                                  1,619,884
                                               ------------
OIL AND GAS - 2.95%
Applied Process Solutions, Inc.                     773,926
Chaparral Resources, Inc.                             5,829
Key Energy Group                                    291,093
Louis Dreyfus Natural Gas Corporation               549,376
TransMontaigne Oil Company                        4,558,714
                                               ------------
                                                  6,178,938
                                               ------------
PERSONAL TRANSPORTATION - .25%
Atlantic Coast Airlines, Inc.                       513,615
                                               ------------
PRINTING & PUBLISHING - .41%
Von Hoffman Press, Inc.                             850,000
                                               ------------
RETAIL STORES - 2.18%
A T I Acquisition Corporation                     4,262,858
Rent-Way, Inc.                                      286,494
                                               ------------
                                                  4,549,352
                                               ------------
TELECOMMUNICATIONS - .21%
Antec Corp.                                         142,750
Jordan Telecom Products                             103,862
Oak Industries                                      194,438
                                                    441,050
                                               ------------
Total Corporate Restricted Securities          $171,777,779
                                               ============

 NOTES TO FINANCIAL STATEMENTS                              MASSMUTUAL CORPORATE
 INVESTORS
 (Unaudited)

 1.  History

     MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

     The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

     On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

 2.  Significant Accounting Policies

     The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

     A. Valuation of Investments:

     Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

     Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

     The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

     The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)        MASSMUTUAL CORPORATE INVESTORS



     The financial statements include restricted securities valued at $171,777,779 (82.12% of net assets) as of June 30, 1999 ($176,835,540 at
     June 30, 1998) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1999, subject to discount where appropriate, and are approved by the Trustees.

     Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

     B. Accounting for Investments:

     Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

     Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

     The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

     C. Use of Estimates:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     D. Federal Income Taxes:

     No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

 3.  Management Fee

     Under the Investment Services Contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

     Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

     The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)        MASSMUTUAL CORPORATE INVESTORS



     Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustments for the quarters ended March 31 and June 30, 1999 were:

                                       Performance
                                        Adjustment               Amount
                                        ----------               ------

         March 31, 1999                  (0.0625%)             (125,580)
         June 30, 1999                   (0.0625%)             (130,740)
            Total                        (0.1250%)             (256,320)

 4.  Note Payable

     On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

 5.  Purchases and Sales of Investments

                                                            For the                                      For the
                                                           six months                                   six months
                                                          ended 6/30/99                                ended 6/30/98

                                                                        Cost of Investments Acquired
Corporate restricted securities                           $ 48,390,159                                 $ 47,714,586
Corporate public securities                                 21,188,494                                   18,663,688
Short-term securities                                      270,229,976                                  190,298,352

                                                                      Proceeds from Sales or Maturities
Corporate restricted securities                           $ 38,194,975                                 $ 37,554,813
Corporate public securities                                 27,925,414                                   35,710,065
Short-term securities                                      276,894,116                                  188,710,607

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1999. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 1999 is $4,106,130 and consists of $29,219,532 appreciation and $33,325,662 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1998 was $10,377,088 and consisted of $24,363,047 appreciation and $13,985,959 depreciation.

NOTES TO FINANCIAL STATEMENTS  (CONTINUED)        MASSMUTUAL CORPORATE INVESTORS

 6.  Quarterly Results of Investment Operations

                                         Amount                 Per Share               Amount                 Per Share
                                         March 31, 1999                                 March 31, 1998

Investment income                        $4,710,746                                     $4,573,718
Net investment income                     3,808,088              0.44                    3,435,337              0.40
Net realized and unrealized
gain (loss) on investments               (7,968,093)            (0.93)                  14,075,440              1.65

                                         June 30, 1999                                  June 30, 1998

Investment income                         4,762,468                                      4,410,653
Net investment income                     3,856,236              0.45                    3,260,991              0.38
Net realized and unrealized
gain (loss) on investments                7,903,688              0.92                    4,030,073              0.26

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7.  Semi-Annual Report Disclosure

     The Annual Meeting of Shareholders was held on Friday, April 23, 1999. The
     Shareholders were asked to vote (1) to re-elect Marshall D. Butler as a Trustee for a one-year term and to re-elect Jack A. Laughery and Corine T.
     Norgaard as Trustees for three-year terms; (2) to ratify the selection of PricewaterhouseCoopers LLP as auditors for the fiscal year ending December
     31, 1999; and (3) to approve the continuance of the Trust's current
     Investment Services Contract with Massachusetts Mutual Life Insurance
     Company. The Shareholders approved all of the proposals. The results of the Shareholder votes are set forth below. The results of the votes were as follows:

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
     1. Election of Trustees:

                            SHARES:                                                     % of SHARES
TRUSTEE:                    FOR                  AGAINST            TOTAL               VOTED FOR
M. BUTLER                   6,955,374.685        59,509.006         7,014,883.691       99.15%

J. LAUGHERY                 6,958,311.636        56,572.055         7,014,883.691       99.19%

C. NORGAARD                 6,957,351.636        57,532.055         7,014,883.691       99.18%

The Directors whose term of office continued after the meeting are Richard G. Dooley, Donald E. Benson, Milton Cooper,
Donald Glickman and Martin T. Hart.

2. Ratification of the selection of PricewaterhouseCoopers LLP as Auditors for the fiscal year ending December 31, 1999.

SHARES:                                                                            % OF SHARES
FOR                     AGAINST          ABSTAINED            TOTAL                VOTED FOR
6,927,069.320           27,517.250       60,297.121           7,014,883.691        98.75%

3. Approval of continuance of the Trust's Investment Services Contract with
Massachusetts Mutual Life Insurance Company.

SHARES:                                                                            % OF SHARES
FOR                     AGAINST          ABSTAINED            TOTAL                VOTED FOR
6,904,477.003           30,625.918       79,780.770           7,014,883.691        98.43%
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